UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21547

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2009
DATE OF REPORTING PERIOD: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS January 31, 2009 (UNAUDITED)

Calamos Global Total Return Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (25.8%)
		Consumer Discretionary (9.4%)
2,023,000		DIRECTV Financing Company, Inc.~ 8.375%, 03/15/13	$2,043,230
982,000		Expedia, Inc. 7.456%, 08/15/18	800,330
1,841,000		Goodyear Tire & Rubber Company 7.857%, 08/15/11	1,739,746
1,964,000		MGM Mirage 8.375%, 02/01/11	1,148,940
1,964,000		Royal Caribbean Cruises, Ltd. 7.250%, 06/15/16	1,060,560
1,964,000		Service Corp. International 7.500%, 04/01/27	1,404,260

			8,197,066

		Consumer Staples (2.6%)
1,473,000		Del Monte Foods Company 8.625%, 12/15/12	1,502,460
1,964,000		Pilgrim’s Pride Corp. (in default)** 7.625%, 05/01/15	775,780

			2,278,240

		Energy (1.6%)
609,000		Frontier Oil Corp. 8.500%, 09/15/16	581,595
736,000		Petróleo Brasileiro, SA 8.375%, 12/10/18	776,480

			1,358,075

		Financials (0.9%)
903,000		Leucadia National Corp. 8.125%, 09/15/15	735,945

		Health Care (1.9%)
1,768,000		HCA, Inc. 9.250%, 11/15/16	1,692,860

		Industrials (1.6%)
1,768,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	1,060,800
403,000		SPX Corp.*~ 7.625%, 12/15/14	371,264

			1,432,064

		Information Technology (2.6%)
2,651,000		SunGard Data Systems, Inc.≠ 9.125%, 08/15/13	2,226,840

		Materials (2.1%)
1,964,000		Mosaic Company*~ 7.625%, 12/01/16	1,848,811

		Telecommunication Services (2.3%)
1,669,000		Frontier Communications Corp.~ 9.000%, 08/15/31	1,251,750
736,000		Windstream Corp. 8.625%, 08/01/16	728,640

			1,980,390

		Utilities (0.8%)
982,000		Energy Future Holdings Corp. 10.500%, 11/01/15	731,590

		TOTAL CORPORATE BONDS (Cost $28,017,978)	22,481,881

CONVERTIBLE BONDS (29.1%)
		Consumer Discretionary (2.2%)
800,000	EUR	Adidas, AG≠ 2.500%, 10/08/18	1,215,094
85,000,000	JPY	Yamada Denki Company, Ltd.≠ 0.000%, 03/31/15	714,279

			1,929,373

		Consumer Staples (0.8%)
75,000,000	JPY	Asahi Breweries, Ltd.≠ 0.000%, 05/26/28	719,653

		Energy (6.5%)
3,400,000		Petroleum Geo-Services ASA≠ 2.700%, 12/03/12	1,598,000
2,700,000		SeaDrill, Ltd.≠ 3.625%, 11/08/12	1,446,808
1,700,000		Subsea 7, Inc.≠ 2.800%, 06/06/11	1,124,125
1,700,000		Transocean, Ltd. - Class A≠ 1.625%, 12/15/37	1,513,000

			5,681,933

		Financials (2.9%)
2,000,000		Banco Espirito Santo, SA≠ 1.250%, 02/26/11	1,825,000
700,000		Leucadia National Corp. 3.750%, 04/15/14	653,625

			2,478,625

		Health Care (4.1%)
1,400,000		China Medical Technologies, Inc.≠ 4.000%, 08/15/13	593,250
1,200,000		Medtronic, Inc.~ 1.625%, 04/15/13	1,063,500
1,800,000		Teva Pharmaceutical Industries, Ltd.≠ 1.750%, 02/01/26	1,926,000

			3,582,750

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Industrials (4.0%)
650,000	EUR	Nexans, SA 1.500%, 01/01/13	$570,975
1,175,000		Quanta Services, Inc.~ 3.750%, 04/30/26	1,254,312
600,000	EUR	SGL Carbon, AG 0.750%, 05/16/13	566,670
		Suntech Power Holdings Company, Ltd.≠
995,000		0.250%, 02/15/12	764,906
700,000		3.000%, 03/15/13	295,750

			3,452,613

		Information Technology (4.9%)
4,200,000	EUR	Cap Gemini, SA≠ 1.000%, 01/01/12	2,179,573
2,700,000		Intel Corp.≠ 2.950%, 12/15/35	2,082,375

			4,261,948

		Materials (1.3%)
		Newmont Mining Corp.
620,000		1.625%, 07/15/17	654,875
400,000		3.000%, 02/15/12	447,500

			1,102,375

		Telecommunication Services (2.4%)
2,400,000		NII Holdings, Inc.≠ 2.750%, 08/15/25	2,127,000

		TOTAL CONVERTIBLE BONDS (Cost $34,462,276)	25,336,270

SYNTHETIC CONVERTIBLE SECURITIES (0.6%)
Corporate Bonds (0.5%)
		Consumer Discretionary (0.2%)
37,000		DIRECTV Financing Company, Inc.~ 8.375%, 03/15/13	37,370
18,000		Expedia, Inc. 7.456%, 08/15/18	14,670
34,000		Goodyear Tire & Rubber Company 7.857%, 08/15/11	32,130
36,000		MGM Mirage 8.375%, 02/01/11	21,060
36,000		Royal Caribbean Cruises, Ltd. 7.250%, 06/15/16	19,440
36,000		Service Corp. International 7.500%, 04/01/27	25,740

			150,410

		Consumer Staples (0.1%)
27,000		Del Monte Foods Company 8.625%, 12/15/12	27,540
36,000		Pilgrim’s Pride Corp. (in default)** 7.625%, 05/01/15	14,220

			41,760

		Energy (0.0%)
11,000		Frontier Oil Corp. 8.500%, 09/15/16	10,505
14,000		Petróleo Brasileiro, SA 8.375%, 12/10/18	14,770

			25,275

		Financials (0.0%)
17,000		Leucadia National Corp. 8.125%, 09/15/15	13,855

		Health Care (0.0%)
32,000		HCA, Inc. 9.250%, 11/15/16	30,640

		Industrials (0.0%)
32,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	19,200
7,000		SPX Corp.*~ 7.625%, 12/15/14	6,449

			25,649

		Information Technology (0.1%)
49,000		SunGard Data Systems, Inc.≠ 9.125%, 08/15/13	41,160

		Materials (0.0%)
36,000		Mosaic Company*~ 7.625%, 12/01/16	33,889

		Telecommunication Services (0.1%)
31,000		Frontier Communications Corp.~ 9.000%, 08/15/31	23,250
14,000		Windstream Corp. 8.625%, 08/01/16	13,860

			37,110

		Utilities (0.0%)
18,000		Energy Future Holdings Corp. 10.500%, 11/01/15	13,410

		TOTAL CORPORATE BONDS	413,158

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.1%)#
		Consumer Discretionary (0.0%)
250		Grupo Televisa, SA Call, 01/16/10, Strike $25.00	13,750

		Consumer Staples (0.0%)
180		Sysco Corp. Call, 01/16/10, Strike $30.00	11,250

		Industrials (0.0%)
130	CHF	ABB, Ltd. Call, 06/18/10, Strike $24.00	14,570

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS			VALUE

		Information Technology (0.1%)
130		QUALCOMM, Inc. Call, 01/16/10, Strike $45.00	$33,345

		TOTAL PURCHASED OPTIONS	72,915

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $972,871)	486,073

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (8.8%)
		Consumer Staples (1.8%)
22,000		Archer Daniels Midland Company 6.250%	793,320
		Bunge, Ltd.
7,800		4.875%	475,800
675		5.125%	290,250

			1,559,370

		Financials (2.9%)
17,000		American International Group, Inc.≠ 8.500%	153,000
2,700		Bank of America Corp.≠ 7.250%	1,417,500
60,000		Citigroup, Inc.≠ 6.500%	915,000

			2,485,500

		Health Care (2.1%)
15	EUR	Bayer, AG 6.625%	1,055,370
4,500		Schering-Plough Corp. 6.000%	783,045

			1,838,415

		Materials (2.0%)
115	CHF	Givaudan, SA≠ 5.375%	698,898
34,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	1,059,100

			1,757,998

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,462,206)	7,641,283

COMMON STOCKS (62.8%)
		Consumer Discretionary (4.1%)
20,000		Nike, Inc. - Class B≠	905,000
55,000	JPY	Panasonic Corp.	667,296
90,000	CHF	Swatch Group, AG≠	1,997,492

			3,569,788

		Consumer Staples (5.9%)
48,000		Coca-Cola Company≠	2,050,560
50,000	GBP	Diageo, PLC≠	670,877
70,000	CHF	Nestlé, SA≠	2,419,151

			5,140,588

		Energy (4.8%)
80,000	GBP	BP, PLC	566,567
17,000		Chevron Corp.≠	1,198,840
70,000		Halliburton Company≠	1,207,500
24,000	EUR	TOTAL, SA	1,196,028

			4,168,935

		Financials (8.1%)
105,000	AUD	Australian Stock Exchange, Ltd.≠	1,782,923
50,000	EUR	Banco Santander, SA≠	404,606
52,000		JPMorgan Chase & Company≠	1,326,520
140,000	GBP	Schroders, PLC≠	1,540,197
350,000	SGD	Singapore Exchange, Ltd.≠	1,172,964
65,000	GBP	Standard Chartered, PLC≠	821,322

			7,048,532

		Health Care (12.7%)
29,000		Alcon, Inc.≠	2,483,560
38,000	AUD	CSL, Ltd.	896,067
53,000		Johnson & Johnson≠	3,057,570
60,000		Merck & Company, Inc.≠	1,713,000
38,000	DKK	Novo Nordisk, A/S - Class B≠	2,024,400
6,000	CHF	Roche Holding, AG≠	842,308

			11,016,905

		Industrials (3.8%)
41,000	CHF	ABB, Ltd.#≠	532,411
215,000	GBP	BAE Systems, PLC≠	1,247,888
52,000		General Electric Company≠	630,760
16,000	EUR	Siemens, AG≠	901,402

			3,312,461

		Information Technology (21.2%)
80,000	GBP	Autonomy Corp., PLC#≠	1,258,004
37,000	JPY	Canon, Inc.#≠	1,009,580
185,000		Dell, Inc.#≠	1,757,500
74,000		Infosys Technologies, Ltd.≠	1,965,440
34,000		Microsoft Corp.≠	581,400
15,000	JPY	Nintendo Company, Ltd.≠	4,650,223
235,000	EUR	Nokia OYJ≠	2,880,279
100,000	BRL	Redecard, SA	1,131,465
65,000	EUR	SAP, AG≠	2,283,760
240,000	HKD	VTech Holdings, Ltd.≠	918,310

			18,435,961

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Materials (1.0%)
47,000	GBP	Anglo American, PLC	$845,463

		Telecommunication Services (1.2%)
38,000		América Móvil, SAB de CV≠	1,083,380

		TOTAL COMMON STOCKS (Cost $77,029,624)	54,622,013

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (1.9%)#
		Financials (1.9%)
		SPDR Trust Series 1
1,500		Put, 03/21/09, Strike $77.00	437,250
1,200		Put, 03/21/09, Strike $86.00	789,000
600		Put, 03/21/09, Strike $87.00	429,000

			1,655,250

		TOTAL PURCHASED OPTIONS (Cost $1,328,650)	1,655,250

NUMBER OF
SHARES			VALUE

INVESTMENT IN AFFILIATED FUND (5.6%)
4,891,906		Calamos Government Money Market Fund - Class I SharesΩ (Cost $4,891,906)	4,891,906

TOTAL INVESTMENTS (134.6%) (Cost $159,165,511)			117,114,676

LIABILITIES, LESS OTHER ASSETS (-34.6%)			(30,093,071)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$87,021,605

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-1.1%)#
		Financials (-1.1%)
		iShares MSCI EAFE Index Fund
1,775		Call, 03/21/09, Strike $43.00	(133,125)
1,275		Call, 03/21/09, Strike $42.00	(133,875)
825		Call, 06/20/09, Strike $41.00	(245,438)
550		Call, 06/20/09, Strike $48.00	(41,250)
500		Call, 06/20/09, Strike $44.00	(87,500)
410		Call, 03/21/09, Strike $40.00	(76,875)
		SPDR Trust Series 1
600		Call, 03/21/09, Strike $96.00	(29,100)
600		Call, 06/20/09, Strike $95.00	(154,800)
500		Call, 03/21/09, Strike $91.00	(73,000)

			(974,963)

		TOTAL WRITTEN OPTIONS (Premium $(1,973,452))	(974,963)

NOTES TO SCHEDULE OF INVESTMENTS

**	On December 1, 2008, Pilgrim’s Pride Corp. filed for bankruptcy protection.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2009, there were no 144A securities that could not be exchanged to the registered form.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of 7,933,825.
≠	Security, or portion of security, is held in a segregated account as collateral for loans aggregating a total market value of $70,891,222.18.
#	Non-income producing security.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
Ω	Investment in an affiliated fund. During the period from November 1, 2008, through January 31, 2009, the fund had net purchases of $1,445,176 and earned $32,177 in dividends from the affiliated fund. As of October 31, 2008 the fund had holdings of $3,446,730 in the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Global Total Return Fund

CURRENCY EXPOSURE JANUARY 31, 2009
	Value	% of Total Investment

US Dollar	$73,743,648	63.5%

European Monetary Unit	13,253,757	11.4%

Japanese Yen	7,761,031	6.7%

British Pound Sterling	6,950,318	6.0%

Swiss Franc	6,504,830	5.6%

Australian Dollar	2,678,990	2.3%

Danish Krone	2,024,400	1.7%

Singapore Dollar	1,172,964	1.0%

Brazilian Real	1,131,465	1.0%

Hong Kong Dollar	918,310	0.8%

Total Investments	$116,139,713	100.0%

NOTE 1 –	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income.

Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2009.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows:

Cost basis of investments	$159,258,541

Gross unrealized appreciation	1,437,802
Gross unrealized depreciation	(43,581,667)

Net unrealized appreciation (depreciation)	$(42,143,865)

NOTE 3 – FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward currency contracts at January 31, 2009.

NOTE 4 – BORROWINGS

The Fund has entered into a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) that allows the Fund to borrow up to an initial limit of $59 million. Borrowings under the Agreement are secured by assets of the Fund. Interest is charged at quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. The Fund also paid a one time Arrangement fee of .25% of the total borrowing limit. The Arrangement fee for the period ending January 31, 2009 totaled $37,177 and is included in Other expenses in the Statement of Operations. For the period ending January 31, 2009, the average borrowings under the Agreement and the average interest rate were $31,043,478 and 2.72%, respectively.

In addition BNP Paribas Prime Brokerage, Inc (“BNP”) has the ability to reregister the collateral in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral (“Hypothecated Securities”) with all attendant rights of ownership. The Fund can recall any Hypothecated Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the fund no later than three business days after such request. If the Fund recalls a Hypothecated

Security in connection with a sales transaction and BNP fails to return the Hypothecated Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Hypothecated Securities or equivalent securities to the executing broker for the sales transaction and for any buy-in costs that the executing broker may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set off an amount equal to one hundred percent (100%) of the then-current fair market value of such hypothecated securities against any amounts owed to BNP under the Committed Facility Agreement.

NOTE 5 – SECURITIES LENDING

The Fund may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Fund’s securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Fund records the investment of collateral as an asset and the value of the collateral as a liability on the Statement of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Fund will record unrealized depreciation equal to the decline in value of the invested collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call a loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities.

NOTE 6 – SYNTHETIC CONVERTIBLE INSTRUMENTS

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 7 – VALUATIONS

Effective November 1, 2008, the Fund has adopted the provisions of the Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

The Portfolio segregates its holdings into three levels based upon the inputs used to derive the fair value. “Level 1” holdings use inputs from unadjusted quoted prices from active markets. “Level 2” holdings reflect inputs other than quoted prices, but use observable market data. “Level 3” holdings are valued using unobservable inputs. These unobservable inputs for Level 3 holdings reflect the Portfolio’s assumptions about the factors market participants would consider in pricing the asset.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at fair value:

Asset Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$115,386,511	$29,687,868	$85,698,643	$0
Other Financial Instruments*	1,728,165	1,728,165	0	0

Total	$117,114,676	$31,416,033	$85,698,643	$0

Liability Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$0	$0	$0	$0
Other Financial Instruments*	(974,963)	(974,963)	0	0

Total	$(974,963)	$(974,963)	$0	$0

*Other Financial Instruments may include forwards, swaps, and options.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Total Return Fund
By:	/s/ John P. Calamos, Sr.

Name: John P. Calamos, Sr. Title: Principal Executive Officer
Date: March 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Total Return Fund
By:	/s/ John P. Calamos, Sr.

Name: John P. Calamos, Sr. Title: Principal Executive Officer
Date: March 20, 2009

By:	/s/ Nimish S. Bhatt

Name: Nimish S. Bhatt Title: Principal Financial Officer
Date: March 20, 2009